AIS-STATSUP-1 120715

Statutory Prospectus Supplement dated December 7, 2015

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below in connection with the upcoming name change of Invesco Limited Maturity Treasury Fund (the “Fund”) to Invesco Short Duration Inflation Protected Fund and the repositioning of the Fund to a short duration Treasury Inflation Protected Securities (TIPS) index fund effective on or about December 31, 2015:

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Effective December 31, 2015, the following information replaces in its entirety the first two paragraphs appearing under the heading “Other Information – Dividends and Distributions – Dividends”

“Invesco Corporate Bond Fund, Invesco High Yield Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund generally declare dividends from net investment income daily and pay them monthly.

Invesco Global Real Estate Fund, Invesco Short Duration Inflation Protected Fund and Invesco Real Estate Fund generally declare and pay dividends from net investment income, if any, quarterly.”

AIS-STATSUP-1 120715

LTD SUP-1 120715

Statutory Prospectus Supplement dated December 7, 2015

The purpose of this supplement is to provide you with a change to the current Statutory Prospectus for Class A, A2 and Y shares of Invesco Limited Maturity Treasury Fund (the “Fund”) in connection with the upcoming name change to Invesco Short Duration Inflation Protected Fund and the repositioning of the Fund as a short duration Treasury Inflation Protected Securities (TIPS) index fund effective on or about December 31, 2015.

Effective on or about December 31, 2015, the following information replaces in its entirety the information appearing under the heading “Other Information – Dividends and Distributions – Dividends”

“The Fund generally declares and pays dividends from net investment income, if any, quarterly.”

LTD SUP-1 120715

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